UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Equity Income Fund	March 31, 2014

T. Rowe Price Equity Income Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 92.5%		
CONSUMER DISCRETIONARY 10.3%		
Auto Components 0.6%		
Johnson Controls	4,000,000	189,280
		189,280
Automobiles 1.1%		
Ford Motor	10,000,000	156,000
General Motors	4,660,006	160,398
		316,398
Distributors 0.6%		
Genuine Parts	1,956,000	169,879
		169,879
Hotels, Restaurants & Leisure 0.8%		
Carnival	6,500,000	246,090
		246,090
Household Durables 0.1%		
Whirlpool	200,000	29,892
		29,892
Leisure Products 1.0%		
Mattel	7,555,800	303,063
		303,063
Media 3.4%		
Cablevision, Class A	7,415,400	125,098
Comcast, Class A	2,758,700	137,990
Madison Square Garden (1)	2,104,875	119,515
New York Times, Class A	6,689,200	114,519
Pearson (GBP)	3,750,000	66,499
Time Warner	4,752,833	310,502

Walt Disney	2,000,000	160,140
		1,034,263
Multiline Retail 1.8%		
Kohl's	5,500,000	312,400
Macy's	3,723,600	220,772
		533,172
Specialty Retail 0.6%		
Staples	13,250,000	150,255
Tiffany	200,000	17,230
		167,485
Textiles, Apparel & Luxury Goods 0.3%		
Coach	1,750,000	86,905
		86,905
Total Consumer Discretionary		3,076,427
CONSUMER STAPLES 4.9%		
Beverages 0.9%		
Dr Pepper Snapple	500,000	27,230
PepsiCo	2,995,800	250,149
		277,379
Food Products 2.4%		
Archer-Daniels-Midland	7,483,600	324,713
Campbell Soup	5,932,900	266,269
McCormick	1,655,300	118,751
		709,733
Household Products 1.1%		
Clorox	3,239,200	285,082
Procter & Gamble	750,000	60,450
		345,532

Personal Products 0.5%		
Avon	10,132,400	148,339
		148,339
Total Consumer Staples		1,480,983
ENERGY 14.2%		
Energy Equipment & Services 1.6%		
Diamond Offshore Drilling	3,500,000	170,660
Schlumberger	3,276,400	319,449
		490,109
Oil, Gas & Consumable Fuels 12.6%		
Anadarko Petroleum	3,180,700	269,596
Apache	6,000,000	497,700
BP, ADR	3,265,700	157,080
Chevron	5,366,000	638,071
ConocoPhillips	1,665,100	117,140
CONSOL Energy	5,500,000	219,725
Eni (EUR)	2,500,000	62,781
ExxonMobil	5,564,200	543,511
Hess	4,000,000	331,520
Murphy Oil	4,712,100	296,203
Petrobras, ADR	11,500,000	151,225
Royal Dutch Shell, ADR	5,819,200	425,151
Talisman Energy	5,500,000	54,890
		3,764,593
Total Energy		4,254,702
FINANCIALS 19.2%		
Banks 11.1%		
Bank of America	29,200,986	502,257
JPMorgan Chase	13,031,200	791,124
PNC Financial Services Group	5,000,000	435,000

Regions Financial	10,510,600	116,773
SunTrust	7,615,700	303,029
U.S. Bancorp	12,242,800	524,726
Wells Fargo	13,319,600	662,517
		3,335,426
Capital Markets 2.1%		
Bank of New York Mellon	200,000	7,058
Legg Mason	5,726,200	280,813
Northern Trust	4,500,000	295,020
Och-Ziff Capital Management, Partnership	2,782,500	38,315
		621,206
Consumer Finance 1.0%		
American Express	3,388,300	305,049
		305,049
Diversified Financial Services 0.1%		
McGraw Hill Financial	521,900	39,821
		39,821
Insurance 3.8%		
Allstate	6,000,000	339,480
Chubb	1,466,300	130,941
Loews	2,000,000	88,100
Marsh & McLennan	7,622,600	375,794
Sun Life Financial	3,315,000	114,798
Willis Group Holdings	2,000,000	88,260
		1,137,373
Real Estate Investment Trusts 1.1%		
Digital Realty Trust, REIT	2,250,000	119,430
Weyerhaeuser, REIT	6,882,689	202,007
		321,437
Total Financials		5,760,312

HEALTH CARE 6.2%		
Health Care Providers & Services 0.6%		
Quest Diagnostics	3,000,000	173,760
		173,760
Pharmaceuticals 5.6%		
Bristol-Myers Squibb	5,864,800	304,676
GlaxoSmithKline (GBP)	5,750,000	153,178
Johnson & Johnson	4,633,000	455,100
Merck	6,625,700	376,141
Pfizer	12,287,115	394,662
		1,683,757
Total Health Care		1,857,517
INDUSTRIALS & BUSINESS SERVICES 14.9%		
Aerospace & Defense 3.3%		
Boeing	2,476,900	310,826
Harris	4,089,500	299,188
Honeywell International	4,166,100	386,447
		996,461
Air Freight & Logistics 1.0%		
UPS, Class B	3,132,800	305,072
		305,072
Airlines 1.0%		
United Continental (1)	6,500,000	290,095
		290,095
Building Products 1.0%		
Masco	7,222,600	160,414
USG (1)	3,933,200	128,694
		289,108

Electrical Equipment 1.7%		
Eaton	2,202,650	165,463
Emerson Electric	5,086,900	339,805
		505,268
Industrial Conglomerates 2.7%		
GE	31,286,500	810,008
		810,008
Machinery 3.2%		
Deere	2,000,000	181,600
Illinois Tool Works	4,987,600	405,642
Joy Global	3,250,000	188,500
Stanley Black & Decker	2,449,300	198,981
		974,723
Road & Rail 1.0%		
Norfolk Southern	3,000,000	291,510
		291,510
Total Industrials & Business Services		4,462,245
INFORMATION TECHNOLOGY 8.6%		
Communications Equipment 0.8%		
Cisco Systems	10,562,600	236,708
		236,708
Electronic Equipment, Instruments & Components 1.0%		
Corning	15,000,000	312,300
		312,300
IT Services 1.0%		
Computer Sciences	3,228,300	196,345
Western Union	6,000,000	98,160
		294,505

Semiconductor & Semiconductor Equipment 2.4%		
Analog Devices	4,135,000	219,734
Applied Materials	12,594,500	257,180
Texas Instruments	4,786,900	225,702
		702,616
Software 1.5%		
CA	2,500,000	77,425
Microsoft	9,396,200	385,150
		462,575
Technology Hardware, Storage & Peripherals 1.9%		
Apple	650,000	348,881
Dell, Acquisition Date: 6/13 - 10/12/12 Acquisition Cost $191,025 (2)(3)	16,500,000	226,875
		575,756
Total Information Technology		2,584,460
MATERIALS 4.8%		
Chemicals 1.1%		
DuPont	2,632,900	176,668
Potash Corporation of Saskatchewan	3,750,000	135,825
		312,493
Construction Materials 0.8%		
Vulcan Materials	3,538,800	235,153
		235,153
Containers & Packaging 0.5%		
MeadWestvaco	3,979,600	149,792
		149,792
Metals & Mining 1.2%		
Newmont Mining	4,750,000	111,340

Nucor	5,008,900	253,150
		364,490
Paper & Forest Products 1.2%		
International Paper	8,039,636	368,858
		368,858
Total Materials		1,430,786
TELECOMMUNICATION SERVICES 3.4%		
Diversified Telecommunication Services 3.2%		
AT&T	12,267,200	430,211
CenturyLink	4,436,179	145,684
Telefonica (EUR)	5,631,578	89,172
Verizon Communications	6,080,466	289,338
		954,405
Wireless Telecommunication Services 0.2%		
Vodafone (GBP)	17,074,248	62,860
		62,860
Total Telecommunication Services		1,017,265
UTILITIES 6.0%		
Electric Utilities 3.8%		
Duke Energy	4,681,628	333,425
Entergy	3,954,700	264,372
Exelon	7,006,400	235,135
FirstEnergy	4,109,900	139,860
XCEL Energy	5,865,200	178,067
		1,150,859
Independent Power & Renewable Electricity Producers 0.4%		
AES	7,750,000	110,670
		110,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 1985. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $0 for the period ended March 31, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers into Level 3 resulted from a lack of observable market data for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $21,190,817,000. Net unrealized gain aggregated $8,748,471,000 at period-end, of which $9,666,961,000 related to appreciated investments and $918,490,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014